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
APPENDIX I                          UNITED STATES                      ------------------------------
                          SECURITIES AND EXCHANGE COMMISSION           |        OMB APPROVAL        |
                               Washington, D.C. 20549                  |----------------------------|
                                                                       | OMB Number:      3235-0456 |
                                     FORM 24F-2                        | Expires:   August 31, 2000 |
                          ANNUAL NOTICE OF SECURITIES SOLD             | Estimated average burden   |
                               PURSUANT TO RULE 24F-2                  | hours per response.......1 |
                                                                       ------------------------------
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 Read instructions at end of Form before preparing Form. Please print or type.

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1.    Name and address of issuer:

      THE ARCH FUND, INC.
      3435 STELZER RD.
      COLUMBUS, OHIO 43219
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2.    Name of each series or class of funds for which this notice is filed: (If the Form is being filed for all series and classes of securities of securities, check the box, but do not list that series or classes):
                                                                           [ ]
      SEE ATTACHED PAGE(1)


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3.    Investment Company Act File Number:
                                        811-3567

      Securities Act File Number:
                                        2-79285

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4(a). Last day of fiscal year for which this Form is filed:

                                        NOVEMBER 30, 1998

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4(b). [ ]  Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year). (See instruction A.2)


    Note: If the Form is being filed late, interest must be paid on the registration fee due

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4(c). [ ]  Check box if this is the last time the issuer will be filing this
           Form.




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
5.   Calculation of registration fee:

     (i)    Aggregate sale price of securities sold during                        $8,406,428,872
            the fiscal year pursuant to section 24(f):                            ---------------

     (ii)   Aggregate price of securities redeemed or            $7,873,306,363
            repurchased during the fiscal year:                  ---------------

     (iii)  Aggregate price of securities redeemed or
            repurchased during any prior fiscal year
            ending no earlier than October 11, 1996
            that were not previously used to reduce
            registration fees payable to the
            Commission:                                          $ 0
                                                                 ---------------

     (iv)   Total available redemption credits (add                             - $7,873,306,363
            Items 5(ii) and 5(iii):                                               ---------------

     (v)    Net sales - if Item 5(i) is greater than                              $  533,122,509
            Item 5(iv) [subtract Item 5(iv) from Item                             ---------------
            5(i)]:

    -------------------------------------------------------------------------------
    |(vi)   Redemption credits available for use in future       $ (    0     )   |
    |       years -- if Item 5(i) is less than Item 5(iv)        ---------------  |
    |       [subtract Item 5(iv) from Item 5(i)}:                                 |
    -------------------------------------------------------------------------------

     (vii)  Multiplier for determining registration                              x  0.000278
            fee (See instruction C.9):                                            ===============

     (viii) Registration fee due [multiply Item 5(v) by Item                     =$  148,208.06
            5(vii)](enter "0" if no fee is due):                                  ===============
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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1922 pursuant to rule 24a-2 as in effect before [effective date of rescission of rule 24a-2], then report the amount of securities (number of shares or other units) deducted here:_________. If there is a number of shares or other units that were registered pursuant to rule 24a-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     ________.

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7.   Interest due - if this Form is being filed more than 90 days after end of the issuer's fiscal year (see Instruction D):

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


                                                                                 +$          0
                                                                                  ---------------

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8.   Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:

                                                                                 =$  148,208.06
                                                                                  ===============
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9.   Date the registration fee an any interest payment was sent to the
     Commission's lockbox depository:

          2/23/99
     ------------------

          Method of Delivery:

                         [X] Wire Transfer
                         [ ] Mail or other means

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ David Bunstine
                         ------------------------------------------------------
                           David Bunstine, Assistant Secretary
                         ------------------------------------------------------

Date       2/24/99
      ------------------


 * Please print the name and title of the signing officer below the signature.

                                   EXHIBIT A


                              THE ARCH FUND, INC.
                              -------------------

                              U.S. GOVERNMENT
                              TREASURY
                              TAX EXEMPT
                              GROWTH & INCOME
                              GOVT & CORP BOND
                              MISSOURI TAX EXEMPT
                              MONEY MARKET
                              SMALL CAP
                              BALANCED
                              INTERNATIONAL EQUITY
                              SHORT INT. MUNI
                              NATIONAL MUNI
                              INTERMEDIATE CORPORATE
                              BOND INDEX
                              EQUITY INCOME
                              EQUITY INDEX
                              GROWTH EQUITY




SEC 2393 (9-97)